SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
CHANGE IN NET OPERATING ASSETS AND LIABILITIES

	Years ended December 31
(In millions of dollars)	2024	2023

Accounts receivable, excluding financing receivables	(396)	(362)
Financing receivables	(318)	(367)
Contract assets	7	(44)
Inventories	(185)	(4)
Other current assets	146	1
Accounts payable and accrued liabilities	(209)	11
Contract and other liabilities	79	138

Total change in net operating assets and liabilities	(876)	(627)

CAPITAL EXPENDITURES

	Years ended December 31
(In millions of dollars)	2024	2023

Capital expenditures before proceeds on disposition	4,100	4,042
Proceeds on disposition	(59)	(108)

Capital expenditures	4,041	3,934

ACQUISITIONS AND OTHER STRATEGIC TRANSACTIONS

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Net cash consideration for Shaw Transaction [1]	3	—	(16,903)
Net cash consideration for other acquisitions	3	—	(141)
Cash received on sale of Cogeco shares	20	—	829
Cash consideration for 3800 MHz spectrum acquisition		(475)	—

Acquisitions and other strategic transactions, net of cash acquired		(475)	(16,215)
[1]    Includes $19,033 million cash paid for the Shaw Shares net of $25 million of bank advances on Shaw's opening balance sheet and $2,155 million received from the sale of outstanding shares of Freedom Mobile and the related services described in note 3.